Employee benefits (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Employee benefits
Present value of the defined benefit obligations	$ 3,114	$ 3,060
Fair value of plan assets	(4,382)	(4,307)
Prepaid pension cost	$ (1,268)	$ (1,247)